Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Deferred income tax expense benefit	$ 0	$ 0
Valuation allowance	$ 5,580,595	$ 847,269	$ 10,988,821